Structured entities (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	£ 44,037,099	£ 35,923,730
Structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest	8,436	9,645
Structured entities [member] | Derivatives [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	1,477,753	1,680,615
Securitisation vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Loan commitments	0	0
Securitisation vehicles [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest	12,206	10,788
Commercial paper (CP) and medium-term note conduits [member] | Contractual Backstop Liquidity Facilities [Member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities	11,700	10,200
Investment funds and trusts [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	0	0
Lending [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	66	11
Employee benefit and other trusts [Member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities	£ 2,600	£ 1,800